Convertible Notes and Warrant Liability (Details) - Schedule of Fair Value and Reclassified to Equity	12 Months Ended
Dec. 31, 2023 $ / shares
Purchase Agreement Amendment [Member] | Common Stock Warrants [Member]
Schedule of Fair Value and Reclassified to Equity [Line Items]
Issue Date	Jan. 05, 2023
Exercise Price at IssuanceDate	$ 2,250
Reset Date	6/5/2023
Reset Exercise Price	$ 87.38
First Tranche [Member] | Common Stock Warrants [Member]
Schedule of Fair Value and Reclassified to Equity [Line Items]
Issue Date	Nov. 03, 2022
Exercise Price at IssuanceDate	$ 2,250
Reset Date	5/3/2023
Reset Exercise Price	$ 88.65
Second Tranche [Member] | Common Stock Warrants [Member]
Schedule of Fair Value and Reclassified to Equity [Line Items]
Issue Date	Jan. 27, 2023
Exercise Price at IssuanceDate	$ 2,250
Reset Date	7/30/2023
Reset Exercise Price	$ 103.68
Common Stock Warrants [Member] | Series A [Member]
Schedule of Fair Value and Reclassified to Equity [Line Items]
Issue Date	Feb. 21, 2023
Exercise Price at IssuanceDate	$ 0
Reset Date	No Reset
Reset Exercise Price
Common Stock Warrants [Member] | Series B [Member]
Schedule of Fair Value and Reclassified to Equity [Line Items]
Issue Date	Feb. 21, 2023
Exercise Price at IssuanceDate	$ 234	[1]
Reset Date	No Reset
Reset Exercise Price
Common Stock Warrants [Member] | August 2023 [Member]
Schedule of Fair Value and Reclassified to Equity [Line Items]
Issue Date	Aug. 11, 2023
Exercise Price at IssuanceDate	$ 45	[2]
Reset Date	No Reset
Reset Exercise Price
Common Stock Warrants [Member] | GEM Warrants [Member]
Schedule of Fair Value and Reclassified to Equity [Line Items]
Issue Date	Oct. 02, 2023
Exercise Price at IssuanceDate	$ 26.54
Reset Date	No Reset
Reset Exercise Price

[1]	Excludes 4,800 of remaining warrants authorized to exercise for no consideration, as discussed below.
[2]	Excludes pre-funded warrants, as discussed below.